GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
GOODWILL [Abstract]
Beginning balance	$ 35,283	$ 37,029
Foreign currency translation adjustments	(65)	(1,746)
Ending balance	$ 35,218	$ 35,283